RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 6,119,815	$ 14,270,637
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(443,708)	(5,959,506)
Other	6,952,259	8,470,252
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,016,981)	(2,814,449)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(581,710)	(1,133,884)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(15,102,308)	(12,427,166)
Income (loss) for tax return purposes	(4,072,633)	405,884
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	182,795
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	1,166,597
Income (loss) for tax return purposes	0	1,349,392
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(47,101)	21,565
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	2,199	0
Other	(5,000)	3,005,959
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(59,470)	(170,064)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(19,425)	(19,425)
Difference due to fiscal year for book purposes and calendar year for tax purposes	588,301	(134,921)
Income (loss) for tax return purposes	459,504	2,703,114
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	818,126
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(356,028)
Income (loss) for tax return purposes	0	462,098
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	(20,913)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	1,505,035
Income (loss) for tax return purposes	0	1,484,122
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(12,814)	(68,538)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	21,752	29,040
Other	795,988	(184,277)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(113,442)	(193,368)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,314)	(40,062)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(177,887)	882
Income (loss) for tax return purposes	492,283	(456,323)
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	619,372
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(1,025,935)
Income (loss) for tax return purposes	0	(406,563)
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,525,949	57,220
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(78,664)	(135,014)
Other	51,192	468,816
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(46,596)	(335,845)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(23,481)	(92,023)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,901,083)	13,737
Income (loss) for tax return purposes	(472,683)	(23,109)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,473,777	1,424,616
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	4,992	(1,099,287)
Other	(113,274)	939,990
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(39,126)	(103,077)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,393)	(89,921)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,680,668)	(1,479,946)
Income (loss) for tax return purposes	(375,692)	(407,625)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(43,305)	214,215
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	24,102	(244,156)
Other	212,099	(926,658)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(137,805)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(33,633)	(34,972)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(464,227)	(83,946)
Income (loss) for tax return purposes	(304,964)	(1,213,322)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	1,497,913
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	283,430
Income (loss) for tax return purposes	0	1,781,343
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	527,639
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(729,548)
Income (loss) for tax return purposes	0	(201,909)
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	1,440,353
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(5,726,487)
Income (loss) for tax return purposes	0	(4,286,134)
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	2,844,772
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(2,224,213)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	(1,750,784)
Income (loss) for tax return purposes	0	(1,130,225)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	13,924	(28,195)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	43,016	134,220
Other	928,089	311,744
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(60,389)	(200,154)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(77,697)	(68,992)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(308,905)	(223,211)
Income (loss) for tax return purposes	538,038	(74,588)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	663,263	307,410
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	36,736	0
Other	2,509,690	797,846
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(32,717)	(429,081)
Excess of tax depreciation over book depreciation on operating limited partnership assets	17,338	(5,002)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,205,766)	(519,859)
Income (loss) for tax return purposes	1,988,544	151,314
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	50,372	1,170,010
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(168,259)
Other	0	49,732
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(187,992)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(88,202)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,400,109)	(1,758,052)
Income (loss) for tax return purposes	(2,349,737)	(982,763)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	488,406	2,918,827
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	36,818	(2,478,520)
Other	1,039,883	5,264,067
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,425)	(204,650)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,075,446)	(531,052)
Income (loss) for tax return purposes	(2,531,764)	4,968,672
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	57,082	446,137
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(607,163)	17,487
Other	1,172,973	(1,617,953)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(420,788)	(647,523)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(114,692)	(181,016)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(924,247)	(954,141)
Income (loss) for tax return purposes	(836,835)	(2,937,009)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(49,738)	(102,687)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	72,504	209,196
Other	360,619	360,986
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(244,453)	(409,540)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(265,988)	(309,619)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(552,271)	(122,937)
Income (loss) for tax return purposes	$ (679,327)	$ (374,601)